Income Taxes - Items Not Resulting in a Deferred Tax Asset (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	€ 1,058	€ 919	€ 1,019
Deductible temporary differences	509	524	33
Unused tax credits	72	74	64
Subsidiaries tax loss in current or preceding period recognized deferred tax assets in excess of deferred tax liabilities	47	79	189
Deferred tax liability for undistributed profits of subsidiaries not recognized	14,040	13,210
U.S.
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	213	263	309
Not expiring
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	575	375	338
Unused tax credits	54	38	33
2019
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	7	9	32
Unused tax credits	0	2	1
Expiring after the following year
Items Not Resulting in a Deferred Tax Asset
Unused tax losses	476	535	649
Unused tax credits	€ 18	€ 34	€ 30